Consolidated Statement of Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Non-Controlling Interests
Beginning Balance (Predecessor) at Dec. 31, 2012	$ 457,125		$ 646,270	$ (201,283)	$ 12,138
Beginning Balance (in shares) (Predecessor) at Dec. 31, 2012		1,000
Distributions to VDC | Predecessor	(220)				(220)
Net income (loss) | Predecessor	(47,617)			(47,154)	(463)
Ending Balance (Predecessor) at Dec. 31, 2013	409,288		646,270	(248,437)	11,455
Ending Balance (in shares) (Predecessor) at Dec. 31, 2013		1,000
Distributions to VDC | Predecessor	(995)				(995)
Net income (loss) | Predecessor	93,113			92,856	257
Ending Balance (Predecessor) at Dec. 31, 2014	$ 501,406		646,270	(155,581)	10,717
Ending Balance (in shares) (Predecessor) at Dec. 31, 2014	1,000	1,000
Note issued in acquisition of management entities | Predecessor	$ (61,477)		(61,477)
Contributions from VDC | Predecessor	10,326		10,326
Distributions to VDC | Predecessor	(498)				(498)
Net income (loss) | Predecessor	22,254			17,218	5,036
Ending Balance (Predecessor) at Dec. 31, 2015	$ 472,011		$ 595,119	$ (138,363)	$ 15,255
Ending Balance (in shares) (Predecessor) at Dec. 31, 2015	1,000	1,000
Net income (loss) | Predecessor	$ (472,015)
Ending Balance (Predecessor) at Feb. 10, 2016	$ 430,207
Ending Balance (in shares) (Predecessor) at Feb. 10, 2016	1,000
Net income (loss)	$ (64,762)
Ending Balance at Jun. 30, 2016	$ 309,215
Ending Balance (in shares) at Jun. 30, 2016	5,000,053